Earnings Per Ordinary Share (EPS) (Tables)	12 Months Ended
Jun. 30, 2023
Earnings Per Ordinary Share ("EPS") [Abstract]
Schedule of Weighted Average Number of Ordinary Shares in Issue	The basic EPS of the Group is calculated based on the profit attributable to Owners (ordinary equity holders) of the Company divided by the weighted average number of ordinary shares in issue.
	For the year ended
	30 June 2023	30 June 2022

Profit attributable to Owners of the Company (RM)	25,834,756	73,582,507
Weighted average number of ordinary shares in issue	21,999,658	10,000,000
Basic EPS (RM)	1.17	7.36
The diluted EPS of the Group for the year ended 30 June 2023 and 30 June 2022 are same as the basic EPS of the Group as the Group has no dilutive potential ordinary shares.
	For the year ended
	30 June 2023	30 June 2022

Profit attributable to Owners of the Company (RM)	25,834,756	73,582,507
Weighted average number of ordinary shares in issue	21,999,658	10,000,000
Diluted EPS (RM)	1.17	7.36